CSMC 2020-RPL4 Trust ABS-15G

Exhibit 99.9

September 19, 2020

Due Diligence Narrative Report for:

CSMC 2020-RPL4

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

LEGAL02/40066985v3

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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OVERVIEW

Between February 2020 and August 2020, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 1,328 mortgage loans. The Due Diligence for these loans took place between February 2020 and September 2020. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	1,297
Servicer Comment History Review	1,297
Title/Tax/Lien Review	1,020

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation

2.	Applicant in Title

3.	No Open Mortgage

4.	Delinquent/Unpaid Taxes

5.	Priority Liens

6.	Tax Liens

7.	Whether Subject mortgage was on title

8.	Potential Assignment Chain issues

9.	Whether subject mortgage was in 1st Lien Position

10.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 1,297 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2020-RPL4 CASHFLOW R 09172020.xlsx” file. In the case of 330 of these loans, the pay history review was limited to two months of payment data.

The results of this review are:

●	Per MBA methodology, all but three loans were performing as of 7/31/2020.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 1,297 loans and reported any pertinent information based on comment history in “CSMC 2020-RPL4 CH REVIEW R 0917202.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 1,020 mortgage loans and reported to our client in “CSMC 2020-RPL4 Title Review R_09172020.xlsx” the following potential exceptions:

●	63 loans had address variations

●	104 loans showed applicant was not on title

●	35 loans showed no mortgage found

●	54 loans had delinquent or unpaid taxes

●	4 loans had liens other than HOA or municipal prior to mortgage

●	66 loans had municipal liens

●	27 loans had HOA liens

●	45 loans had federal tax liens

●	25 loans had state tax liens

●	43 loans had potential assignment chain issues

●	506 loans in a super lien state

●	43 loans showed mortgage not found in first lien position

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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